Consolidated Statement of Financial Position - BRL (R$) R$ in Thousands		Dec. 31, 2022	Dec. 31, 2021
Assets
Cash and balances with banks		R$ 122,521,755	R$ 108,601,632
Financial assets at fair value through profit or loss		301,899,028	336,560,965
Financial assets at fair value through other comprehensive income		215,588,278	193,516,537
Financial assets at amortized cost
- Loans and advances to financial institutions, net of provision for expected losses		122,488,329	83,426,816
- Loans and advances to customers, net of provision for expected losses		608,404,633	573,032,622
- Securities, net of provision for expected losses		211,611,074	178,819,275
- Other financial assets		65,705,559	64,411,451
Non-current assets held for sale		1,236,931	1,196,272
Investments in associates and joint ventures		8,970,513	7,557,566
Property and equipment	[1]	11,971,122	13,513,105
Intangible assets and goodwill		18,799,813	14,911,007
Current income and other tax assets		14,440,840	13,286,829
Deferred tax assets		85,068,043	78,743,461
Other assets		10,909,757	7,994,655
Total assets		1,799,615,675	1,675,572,193
Liabilities at amortized cost
- Deposits from banks		281,948,038	279,009,280
- Deposits from customers		590,682,206	569,726,250
- Securities issued		222,257,328	166,228,542
- Subordinated debts		52,241,332	54,451,077
- Other financial liabilities		92,556,433	86,407,304
Financial liabilities at fair value through profit or loss		13,341,324	14,265,283
- Loan Commitments		2,997,091	3,315,190
- Financial guarantees		1,768,949	2,066,167
Technical provisions for insurance and pension plans		316,155,117	286,386,634
Other provisions		22,647,973	25,536,619
Current income tax liabilities		1,593,037	2,059,223
Deferred tax liabilities		1,633,292	208,035
Other liabilities		41,052,291	35,683,882
Total liabilities		1,640,874,411	1,525,343,486
Equity
Capital		87,100,000	83,100,000
Treasury shares		(224,377)	(666,702)
Capital reserves		35,973	35,973
Profit reserves		73,143,422	67,250,114
Additional paid-in capital		70,496	70,496
Accumulated other comprehensive income		(3,104,199)	(1,005,569)
Retained earnings		1,244,043	992,525
Equity attributable to shareholders of the parent		158,265,358	149,776,837
Non-controlling shareholders		475,906	451,870
Total equity		158,741,264	150,228,707
Total equity and liabilities		R$ 1,799,615,675	R$ 1,675,572,193

[1]	Includes underlying assets identified in lease contracts recognized under the scope of IFRS 16.